Fair Value Measurements - Schedule of Fair Value Measured on Recurring Basis (Detail)	Dec. 31, 2020 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 243,129,959
Level 3 [Member]
Liabilities:
Warrant liabilities	$ 2,419,470